Segment and Geographic Information (Tables)	3 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

Total revenue by geographic area was as follows:

	Three months ended June 30,
	2016	2015
Revenue:
United States	$19,111	$13,666
United Kingdom	15,350	13,106
South Africa	5,775	5,926
Other	1,224	630

Total revenue	$41,460	$33,328

Summary of Property and Equipment, Net by Geographic Location

Property and equipment, net by geographic location consists of the following:

	As of June 30,	As of March 31,
	2016	2016
United States	$14,147	$11,363
United Kingdom	7,923	7,677
Australia	3,602	2,886
South Africa	2,959	2,569
Other	340	311

Total	$28,971	$24,806